State Street SPDR Bloomberg Short Term International Treasury Bond ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1-3 Year Global Treasury ex-US Capped Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.79%	(1.75%)	0.55%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
State Street SPDR Bloomberg Short Term International Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	10.42%	(2.16%)	0.12%
State Street SPDR Bloomberg Short Term International Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.50%	(2.47%)	(0.11%)
State Street SPDR Bloomberg Short Term International Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.16%	(1.75%)	0.00%